Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2019
Property Plant And Equipment [Abstract]
Vessels, Net

Vessels	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$178,136	$(539)	$177,597
Additions	$170,503	—	$170,503
Depreciation	—	$(5,407)	$(5,407)
Balance December 31, 2018	$348,639	$(5,946)	$342,693
Additions	$56,648	—	$56,648
Depreciation	—	$(4,497)	$(4,497)
Balance June 30, 2019	$405,287	$(10,443)	$394,844